Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt

Debt as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Revolving credit facility	$122,128	$147,037
Term loans	40,130	55,858

Total debt	$162,258	$202,895
Less: Debt issuance costs and discount	(2,929)	(3,485)

Total debt, net of debt issuance costs and discount	159,329	199,410
Less: Current maturities	(10,088)	(9,950)

Total debt, net of current maturities	$149,241	$189,460

The Company’s debt consisted of the following at December 31 (in thousands):

	2017	2016
ABL Facility:
Revolving credit facility	$147,037	$—
Term loan	55,858	—

Total ABL Facility	$202,895	$—
Senior debt:
Revolving credit facility	$—	$172,700
Term loans	—	277,750

Total senior debt	$—	$450,450
Less: Debt issuance costs and discount	(3,485)	(4,861)

Total debt, net of debt issuance costs and discount	199,410	445,589
Less: Current maturities	(9,950)	(445,589)

Total debt, net of current maturities	$189,460	$—

Schedule of Maturities of Long-term Debt

Maturities for each of the next five years based on debt as of December 31, 2017 are as follows (in thousands)

Amount
Year Ending:
2018	$9,950
2019	9,952
2020	9,954
2021	9,955
2022	163,084

Total	$202,895

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments under the capital leases with the present value of the net minimum lease payments as of December 31, 2017 (in thousands):

Amount
Year Ending:
2018	$2,809
2019	3,417
2020	1,897
2021	1,896
2022	158

Total minimum lease payments	10,177
Less: amount representing interest	(612)

Present value of net minimum lease payments(1)	$9,565

(1)	Reflected in the consolidated balance sheets as $2.4 million of accrued expenses and other current liabilities and $7.2 million of other long-term liabilities.